CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (Parenthetical) - $ / shares	Nov. 10, 2020	Dec. 31, 2020
Statement of changes in equity [abstract]
Reverse split of share capital	1: 8.234
Number of shares existing	181,003,584
Number of converted shares	21,983,757
Number of authorized shares		24,983,855
Shares isssued par value